Securities - Summary of Financial Instruments Reclassified in Prior Periods (Detail) $ in Millions	Oct. 31, 2017 CAD ($)
Disclosure of reclassification of financial assets [line items]
Carrying value	$ 6,421
Fair value	6,382
Loans and receivables [member] | Canadian government debt, Federal [member]
Disclosure of reclassification of financial assets [line items]
Carrying value	2,747
Fair value	2,737
Held-to-maturity [member] | Canadian government debt, Federal [member]
Disclosure of reclassification of financial assets [line items]
Carrying value	3,674
Fair value	$ 3,645